SUBORDINATED DEBT (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 28, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2015
Defined Benefit Plan Disclosure [Line Items]
Subordinated debt			$ 10,065
Accrued interest			9,000
Airspan [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated debt		$ 10,316	10,065
Accrued interest		$ 6,300	$ 4,800
Golden Wayford Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated Convertible Note Promissory Note					$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate			5.00%
Golden Wayford Limited [Member] | Airspan [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated Convertible Note Promissory Note					$ 10,000
Principal Payment	$ 1,000
Maturity Date	Feb. 16, 2016
Interest rate		5.00%
Subordinated debt			$ 9,000
Accrued interest		$ 1,300	$ 1,100